T. ROWE PRICE U.S. High Yield Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 8.8% (1)
Basic Industry 2.7%
Alpha 3, FRN, 3M USD LIBOR + 3.00%, 4.00%, 1/31/24  4,278 4,282
INEOS U.S. Petrochem, FRN, 1M USD LIBOR + 2.75%, 3.25%,
1/29/26  3,625 3,639
Tutor Perini, FRN, 1M USD LIBOR + 4.75%, 5.75%, 8/18/27 (2) 4,594 4,657
12,578
Consumer Goods 0.6%
Journey Personal Care, FRN, 1M USD LIBOR + 4.25%,
2/19/28 (2)(3) 3,090 3,098
3,098
Leisure 1.8%
Caesars Resort Collection, FRN, 1M USD LIBOR + 4.50%, 4.615%,
7/21/25 (2) 4,580 4,591
Enterprise Development Authority, FRN, 1M USD LIBOR + 4.25%,
2/19/28 (2)(3) 3,705 3,723
8,314
Media 1.0%
Radiate Holdco, FRN, 1M USD LIBOR + 3.50%, 4.25%, 9/25/26  4,630 4,644
4,644
Retail 1.5%
PetSmart, FRN, 1M USD LIBOR + 3.50%, 4.25%, 1/29/28  2,420 2,436
Rent-A-Center, FRN, 1M USD LIBOR + 4.00%, 2/4/28 (2)(3) 4,660 4,689
7,125
Services 0.8%
Staples, FRN, 3M USD LIBOR + 5.00%, 5.205%, 4/16/26 (2) 3,759 3,682
3,682
Technology & Electronics 0.4%
Verscend Holding, FRN, 1M USD LIBOR + 4.00%, 8/27/25 (2) 1,975 1,984
1,984
Total Bank Loans (Cost $41,077) 41,425
CORPORATE BONDS 85.1%
Automotive 3.0%
Clarios Global, 8.50%, 5/15/27 (4) 4,021 4,328
Ford Motor Credit, 3.815%, 11/2/27  1,785 1,855
Ford Motor Credit, 4.00%, 11/13/30  3,160 3,245
Ford Motor Credit, 5.113%, 5/3/29  4,470 4,911
14,339
Basic Industry 5.7%
Allegheny Technologies, 7.875%, 8/15/23  3,574 3,896
CVR Partners, 9.25%, 6/15/23 (4) 4,225 4,278

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Element Solutions, 3.875%, 9/1/28 (4) 3,755 3,746
IAMGOLD, 5.75%, 10/15/28 (4) 4,385 4,517
Tutor Perini, 6.875%, 5/1/25 (4) 3,500 3,574
Warrior Met Coal, 8.00%, 11/1/24 (4) 2,660 2,743
White Cap Parent, 8.25%, 3/15/26 (4)(5) 3,985 4,114
26,868
Capital Goods 5.3%
ARD Finance, 6.50%, 6/30/27 (4)(5) 3,795 4,009
Bombardier, 6.00%, 10/15/22 (4) 1,975 1,933
GrafTech Finance, 4.625%, 12/15/28 (4) 4,497 4,576
Granite U.S. Holdings, 11.00%, 10/1/27 (4) 4,465 5,012
Rolls-Royce, 5.75%, 10/15/27 (4) 4,380 4,719
Spirit AeroSystems , 4.60%, 6/15/28  4,820 4,639
24,888
Consumer Goods 3.1%
Coty, 6.50%, 4/15/26 (4) 4,315 4,250
JBS Investments II, 7.00%, 1/15/26 (4) 2,720 2,890
Sigma Holdco, 7.875%, 5/15/26 (4) 7,278 7,424
14,564
Energy 18.2%
Cheniere Energy Partners, 4.50%, 10/1/29  3,820 4,021
Citgo Holding, 9.25%, 8/1/24 (4) 4,675 4,593
CNX Resources, 6.00%, 1/15/29 (4) 2,010 2,105
CNX Resources, 7.25%, 3/14/27 (4) 3,595 3,842
Comstock Resources, 6.75%, 3/1/29 (4) 1,015 1,048
Comstock Resources, 9.75%, 8/15/26  3,885 4,244
Comstock Resources, 9.75%, 8/15/26  2,012 2,198
Harvest Midstream I, 7.50%, 9/1/28 (4) 5,085 5,416
Hilcorp Energy I, 5.75%, 2/1/29 (4) 3,860 3,937
Moss Creek Resources Holdings, 7.50%, 1/15/26 (4) 3,055 2,536
Moss Creek Resources Holdings, 10.50%, 5/15/27 (4) 1,710 1,505
NGL Energy Operating, 7.50%, 2/1/26 (4) 4,545 4,681
Occidental Petroleum, 6.125%, 1/1/31  1,585 1,755
Occidental Petroleum, 6.375%, 9/1/28  2,410 2,672
Occidental Petroleum, 6.45%, 9/15/36  1,000 1,140
Occidental Petroleum, 6.625%, 9/1/30  1,070 1,222
Occidental Petroleum, 8.50%, 7/15/27  1,765 2,111
PDC Energy, 5.75%, 5/15/26  4,045 4,136
Rockpoint Gas Storage Canada, 7.00%, 3/31/23 (4) 4,215 4,173
SM Energy, 5.625%, 6/1/25  2,890 2,737
SM Energy, 6.625%, 1/15/27  1,500 1,414
Sunoco, 4.50%, 5/15/29 (4) 1,300 1,294
Tallgrass Energy Partners, 6.00%, 3/1/27 (4) 3,585 3,621
Tallgrass Energy Partners, 6.00%, 12/31/30 (4) 1,030 1,025
Targa Resources Partners, 6.50%, 7/15/27  7,230 7,781

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Transocean Pontus, 6.125%, 8/1/25 (4) 2,534 2,420
USA Compression Partners, 6.875%, 9/1/27  3,400 3,570
Western Midstream Operating, 4.65%, 7/1/26  2,600 2,691
Western Midstream Operating, 4.75%, 8/15/28  1,975 2,064
85,952
Financial Services 1.1%
Advisor Group Holdings, 10.75%, 8/1/27 (4) 1,735 1,939
PRA Group, 7.375%, 9/1/25 (4) 3,200 3,408
5,347
Health Care 3.8%
DaVita, 3.75%, 2/15/31 (4) 4,000 3,830
Emergent BioSolutions , 3.875%, 8/15/28 (4) 3,535 3,579
Legacy LifePoint Health, 4.375%, 2/15/27 (4) 3,895 3,876
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (4) 2,775 3,018
Tenet Healthcare, 6.125%, 10/1/28 (4) 2,905 3,054
Tenet Healthcare, 6.875%, 11/15/31  415 456
17,813
Insurance 0.9%
AssuredPartners , 7.00%, 8/15/25 (4) 3,950 4,058
4,058
Leisure 6.9%
Caesars Resort Collection, 5.25%, 10/15/25 (4) 3,675 3,656
Carnival, 5.75%, 3/1/27 (4) 4,700 4,759
Carnival, 11.50%, 4/1/23 (4) 3,273 3,727
Royal Caribbean Cruises, 10.875%, 6/1/23 (4) 1,650 1,869
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (4) 6,215 6,728
Silversea Cruise Finance, 7.25%, 2/1/25 (4) 3,192 3,280
Six Flags Entertainment, 4.875%, 7/31/24 (4) 4,021 4,031
Studio City Finance, 5.00%, 1/15/29 (4) 4,380 4,440
32,490
Media 8.0%
Clear Channel International, 6.625%, 8/1/25 (4) 1,870 1,964
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (4) 3,400 3,434
CSC Holdings, 4.125%, 12/1/30 (4) 4,000 4,010
iHeartCommunications , 8.375%, 5/1/27  4,895 5,170
Lions Gate Capital Holdings, 6.375%, 2/1/24 (4) 4,215 4,326
Nexstar Broadcasting, 5.625%, 7/15/27 (4) 5,105 5,392
Sinclair Television Group, 4.125%, 12/1/30 (4) 5,230 5,099
Univision Communications, 9.50%, 5/1/25 (4) 3,500 3,798
Urban One, 7.375%, 2/1/28 (4) 4,450 4,483
37,676
Real Estate 4.0%
Iron Mountain, 4.875%, 9/15/27 (4) 1,718 1,791
Iron Mountain, 5.00%, 7/15/28 (4) 1,450 1,501
Outfront Media Capital, 4.25%, 1/15/29 (4) 4,590 4,452

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Service Properties Trust, 3.95%, 1/15/28  4,405 4,083
Service Properties Trust, 4.95%, 2/15/27  2,850 2,829
XHR, 6.375%, 8/15/25 (4) 3,885 4,099
18,755
Retail 8.1%
Albertsons, 3.50%, 3/15/29 (4) 2,415 2,282
Asbury Automotive Group, 4.75%, 3/1/30  2,790 2,950
eG Global Finance, 6.75%, 2/7/25 (4) 3,715 3,803
G-III Apparel Group, 7.875%, 8/15/25 (4) 1,935 2,107
IRB Holding, 6.75%, 2/15/26 (4) 4,115 4,244
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (4) 4,620 4,730
Macy's, 8.375%, 6/15/25 (4) 5,575 6,147
Parkland, 5.875%, 7/15/27 (4) 2,450 2,606
PetSmart, 7.125%, 3/15/23 (4) 4,120 4,120
PetSmart, 7.75%, 2/15/29 (4) 872 935
Rite Aid, 7.50%, 7/1/25 (4) 4,145 4,352
38,276
Services 3.7%
Adtalem Global Education, 5.50%, 3/1/28 (4) 4,040 4,020
Core & Main Holdings, 8.625%, 9/15/24 (4)(5) 3,395 3,454
H&E Equipment Services, 3.875%, 12/15/28 (4) 4,030 3,874
Herc Holdings, 5.50%, 7/15/27 (4) 3,720 3,925
Maxim Crane Works Holdings Capital, 10.125%, 8/1/24 (4) 2,300 2,409
17,682
Technology & Electronics 4.3%
Avaya, 6.125%, 9/15/28 (4) 4,010 4,321
NCR, 5.00%, 10/1/28 (4) 1,435 1,457
NCR, 5.75%, 9/1/27 (4) 2,249 2,350
Seagate HDD Cayman, 3.125%, 7/15/29 (4) 4,310 4,175
Unisys, 6.875%, 11/1/27 (4) 1,420 1,567
Veritas U.S., 7.50%, 9/1/25 (4) 4,030 4,171
Veritas U.S., 10.50%, 2/1/24 (4) 2,436 2,454
20,495
Telecommunications 5.3%
Consolidated Communications, 6.50%, 10/1/28 (4) 1,930 2,070
DKT Finance, 9.375%, 6/17/23 (4) 3,720 3,841
LCPR Senior Secured Financing, 6.75%, 10/15/27 (4) 2,025 2,171
Level 3 Financing, 3.625%, 1/15/29 (4) 5,115 5,051
Level 3 Financing, 4.25%, 7/1/28 (4) 1,200 1,219
Lumen Technologies, 4.50%, 1/15/29 (4) 2,085 2,080
Sable International Finance, 5.75%, 9/7/27 (4) 1,590 1,679
Telesat Canada, 6.50%, 10/15/27 (4) 3,654 3,773
Viasat , 6.50%, 7/15/28 (4) 3,045 3,243
25,127

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Transportation 2.7%
American Airlines, 11.75%, 7/15/25 (4) 1,770 2,106
Delta Air Lines, 7.375%, 1/15/26  1,815 2,119
United Airlines Holdings, 4.875%, 1/15/25  2,995 3,066
VistaJet Malta Finance, 10.50%, 6/1/24 (4) 5,100 5,483
12,774
Utility 1.0%
Calpine, 3.75%, 3/1/31 (4) 4,805 4,649
4,649
Total Corporate Bonds (Cost $389,716) 401,753
EQUITY MUTUAL FUNDS 0.8%
iShares iBoxx High Yield Corporate Bond ETF  23 1,988
SPDR Bloomberg Barclays High Yield Bond ETF  18 1,947
Total Equity Mutual Funds (Cost $3,789) 3,935
PREFERRED STOCKS 1.0%
Energy 0.5%
Crestwood Equity Partners, 9.25% (6) 301 2,362
2,362
Financial Services 0.5%
Ladenburg Thalmann Financial Services, 6.50%, 11/30/27  110 2,176
2,176
Total Preferred Stocks (Cost $3,847) 4,538
SHORT-TERM INVESTMENTS 5.3%
Money Market Funds 5.3%
T. Rowe Price Government Reserve Fund, 0.05% (7)(8) 25,257 25,257
Total Short-Term Investments (Cost $25,257) 25,257
Total Investments in Securities 101.0%
(Cost $463,686) $ 476,908
Other Assets Less Liabilities (1.0)% (4,647)
Net Assets 100.0% $ 472,261

T. ROWE PRICE U.S. High Yield Fund

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‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $318,778 and represents 67.5% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Perpetual security with no stated maturity date.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ETF Exchange-Traded Fund
FRN Floating Rate Note

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 16+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 11,203  ¤  ¤ $ 25,257^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $16 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $25,257.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. High Yield Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. High Yield Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE U.S. High Yield Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 401,753 $ — $ 401,753
Bank Loans — 29,915 11,510 41,425
Equity Mutual Funds 3,935 — — 3,935
Preferred Stocks 4,538 — — 4,538
Short-Term Investments 25,257 — — 25,257
Total $ 33,730 $ 431,668 $ 11,510 $ 476,908
1
Includes Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2021, totaled $39,000 for the period ended
February 28, 2021.
F1106-054Q3 02/21
($000s)
Beginning
Balance
6/1/20
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
2/28/21
Investment in Securities
Bank Loans $ — $ 39 $ 11,471 $ 11,510